Promissory Note from a Member (FY) (Details) - USD ($) $ in Thousands	Apr. 27, 2021	Sep. 30, 2022	Dec. 31, 2021
Debt Instruments [Abstract]
Stock issued (in shares)	5,387,194
Notes receivable related party maturity period	10 years
Promissory Note [Member]
Debt Instruments [Abstract]
Notes receivable related party	$ 30,000
Notes receivable related party interest rate	10.00%
Notes receivable related party outstanding		$ 30,481	$ 32,038